N-2 - $ / shares shares in Billions	Oct. 28, 2026	Sep. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001954360
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CRESCENT PRIVATE CREDIT INCOME CORP.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

The net asset value (“NAV”) per share of each outstanding class of the Fund as of September 30, 2026, as determined in accordance with the Fund’s valuation policy, is set forth below:

NAV per share as of September 30, 2026
Class I Common Shares	$26.38
Class S Common Shares	26.38

Outstanding Security, Held [Shares]		3.0
Class I Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 26.38
Class S Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 26.38